Supplement to the
Fidelity® Dividend Growth Fund
Class K
September 29, 2017
Prospectus

Ramona Persaud no longer serves as lead portfolio manager of the fund.

The following information replaces existing information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Gordon Scott (portfolio manager) has managed the fund since April 2017.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Gordon Scott is portfolio manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

DGF-K-18-01 1.878257.108	January 18, 2018

Supplement to the
Fidelity® Dividend Growth Fund
September 29, 2017
Prospectus

Ramona Persaud no longer serves as lead portfolio manager of the fund.

The following information replaces existing information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Gordon Scott (portfolio manager) has managed the fund since April 2017.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Gordon Scott is portfolio manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

DGF-18-01 1.477570.118	January 18, 2018